SHARE BASED COMPENSATION - Schedule of Shares Granted Under Share Incentive Plan (Details)	Dec. 31, 2025 shares
2023 Share Incentive Plan [Member]
SHARE BASED COMPENSATION - Schedule of Shares Granted Under Share Incentive Plan (Details) [Line Items]
Share Incentive Plan	66,000
2024 Share Incentive Plan [Member]
SHARE BASED COMPENSATION - Schedule of Shares Granted Under Share Incentive Plan (Details) [Line Items]
Share Incentive Plan	70,000
2025 Share Incentive Plan [Member]
SHARE BASED COMPENSATION - Schedule of Shares Granted Under Share Incentive Plan (Details) [Line Items]
Share Incentive Plan	130,000
Maximum [Member] | 2023 Share Incentive Plan [Member]
SHARE BASED COMPENSATION - Schedule of Shares Granted Under Share Incentive Plan (Details) [Line Items]
Share Incentive Plan	66,000
Maximum [Member] | 2024 Share Incentive Plan [Member]
SHARE BASED COMPENSATION - Schedule of Shares Granted Under Share Incentive Plan (Details) [Line Items]
Share Incentive Plan	70,000
Maximum [Member] | 2025 Share Incentive Plan [Member]
SHARE BASED COMPENSATION - Schedule of Shares Granted Under Share Incentive Plan (Details) [Line Items]
Share Incentive Plan	130,000